Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Purchased software	Radio spectrum license	Network use right	Contract backlog*	Customer relationships*	Licenses*	Supplier relationships*	Trade names*	Platform software*	Non-compete agreements*	Internal use software	Property management relationship*	Total
	RMB	RMB		RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net January 1, 2015	67,032	95,880	17,834	31,514	677,431	17,785	141,004	229,097	11,582	24,198	9,854	81,242	1,404,453
Additions	22,706	—	—	—	—	—	—	—	—	—	23,780	—	46,486
Disposals	—	—	—	—	—	—	—	—	—	—	(243)	—	(243)
Foreign currency translation difference	380	7,237	—	—	—	—	—	—	—	—	—	—	7,617
Amortization expense	(15,647)	(9,730)	(1,000)	(6,588)	(81,783)	(1,266)	(25,277)	(17,908)	(3,829)	(5,694)	(5,772)	(9,653)	(184,147)

Intangible assets, net December 31, 2015	74,471	93,387	16,834	24,926	595,648	16,519	115,727	211,189	7,753	18,504	27,619	71,589	1,274,166
Additions	26,763	—	—	—	—	—	—	—	—	—	12,781	—	39,544
Disposals	(6,531)	—	—	—	—	—	—	—	—	—	—	—	(6,531)
Foreign currency translation difference	1,814	7,115	—	—	—	—	—	—	—	—	—	—	8,929
Amortization expense	(23,072)	(8,934)	(1,000)	(6,588)	(80,349)	(1,266)	(25,277)	(17,908)	(3,829)	(5,694)	(394)	(9,653)	(183,964)
Impairment	—	—	—	—	(102,524)	(2,696)	(2,007)	(24,896)	—	(3,907)	—	(18,773)	(154,803)

Intangible assets, net December 31, 2016	73,445	91,568	15,834	18,338	412,775	12,557	88,443	168,385	3,924	8,903	40,006	43,163	977,341

Intangible assets, net December 31, 2016 (US$)	10,578	13,189	2,281	2,641	59,452	1,809	12,738	24,252	565	1,282	5,762	6,217	140,766

*	Acquired in the acquisitions of subsidiaries

Annual Estimated Amortization Expenses of Intangible Assets

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
2017	198,732	28,623
2018	182,642	26,306
2019	164,766	23,731
2020	134,359	19,352
2021	124,878	17,986

	805,377	115,998